SIGNIFICANT ACCOUNTING POLICIES - Assets classified as held for sale (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($) installment	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Oct. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 21, 2022 USD ($)
Assets classified as held for sale
Impairment loss for assets				$ 2,719
Assets classified as held for sale			$ 2,971
Costanera
Assets classified as held for sale
Net sale price of building		$ 2,741					$ 6,000
Partial proceeds from sale of building	$ 1,350
Number of installments | installment	2
Installment amount received as of date						$ 1,500
Assets classified as held for sale		0
Costanera | Transitory
Assets classified as held for sale
First installment amount of remaining sale price balance						$ 1,150
Second installment amount of remaining sale price balance					$ 1,500
Assets classified as held for sale | Costanera
Assets classified as held for sale
Pre sale agreement amount									$ 6,000
Advances received for assets held for sale		1,090						$ 2,000
Impairment loss for assets		$ 138	$ 5,527